Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

NOTE 4 – PROPERTY AND EQUIPMENT, NET

	December 31,
	2020	2019

Computers	10,328	10,328
Furniture and office equipment	5,002	5,002
Machines	130,797	134,665
Vehicles	85,149	85,149
	231,276	235,144
Less - accumulated depreciation	(139,382)	(117,325)
Less – Impairment of long lived assets	(36,700)	(36,700)
Total property and equipment, net	55,194	81,119

In the years ended December 31, 2020 and 2019, depreciation expenses were US$ 22,512 and US$ 27,351 respectively, and additional property and equipment were purchased in an amount of US$ 23,327 for the years ended December 31, 2019 (none for the year ended December 31, 2020).